LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES	6 Months Ended
Jun. 30, 2021
Long-term Debt, Excluding Current Maturities [Abstract]
LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES
NOTE 6:-	LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES

	Interest
	June 30,	June 30,	December 31,
	2021	2021	2020
Linkage terms:	%	Unaudited

NIS	3.1% - 3.35%	4,627	1,659
EURO		-	206
		4,627	1,865

Less - current maturities		(502)	(370)
		4,125	1,495

Minimum future payments as of June 30, 2021 due under the long-term (includes liabilities associated with equipment purchasing) debts are as follows:

Long-term loan

First year	1,295
Second year	675
Third year	659
Fourth year	338
Fifth year	1,660

4,627

Long-term debt includes liabilities associated with equipment purchases in the amounts of $0 and $206 and current maturities of long-term debt of $0 and $67 at June 30, 2021 and December 31, 2020, respectively. The current maturities are classified in the trade payable balance as of June 30, 2021 and December 31, 2020, respectively.